PGIM ESG Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 96.9%
Asset-Backed Securities 21.1%
Collateralized Loan Obligations 20.9%
Atlas Static Senior Loan Fund Ltd. (Cayman Islands), Series 2022-01A, Class A, 144A, 3 Month SOFR + 2.600% (Cap N/A, Floor 2.600%)	7.258%(c)	07/15/30		242	$242,014
Balboa Bay Loan Funding Ltd. (Cayman Islands), Series 2020-01A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	5.928(c)	01/20/32		250	246,756
Ballyrock CLO Ltd. (Cayman Islands), Series 2020-02A, Class A1R, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)	5.818(c)	10/20/31		250	246,069
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2015-05A, Class A1RR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)	5.888(c)	01/20/32		250	246,740
Carlyle US CLO Ltd. (Cayman Islands), Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 0.000%)	5.828(c)	04/20/31		250	246,061
Crown City CLO (Cayman Islands), Series 2022-04A, Class A1, 144A, 3 Month SOFR + 2.230% (Cap N/A, Floor 2.230%)	5.888(c)	10/20/33		250	249,947
Elmwood CLO Ltd. (Cayman Islands), Series 2021-03A, Class A, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 1.040%)	5.848(c)	10/20/34		250	247,575
Generate CLO Ltd. (Cayman Islands), Series 4A, Class A1R, 144A, 3 Month LIBOR + 1.090% (Cap N/A, Floor 0.000%)	5.898(c)	04/20/32		250	247,743
Grosvenor Place CLO DAC (Ireland), Series 2022-01A, Class A, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 2.000%)	4.338(c)	11/24/35	EUR	250	272,630
KKR CLO Ltd. (Cayman Islands), Series 18, Class AR, 144A, 3 Month LIBOR + 0.940% (Cap N/A, Floor 0.940%)	5.735(c)	07/18/30		224	222,303
MidOcean Credit CLO (Cayman Islands), Series 2017-07A, Class A1R, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 0.000%)	5.832(c)	07/15/29		205	203,203
Oaktree CLO Ltd. (Cayman Islands), Series 2022-02A, Class A1, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)	6.658(c)	07/15/33		250	249,618
OFSI BSL Ltd. (Cayman Islands), Series 2022-11A, Class A1, 144A, 3 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)	6.732(c)	07/18/31		250	249,894

PGIM ESG Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-02A, Class A1R2, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)	5.908%(c)	07/20/30		237	$235,917
Palmer Square European CLO DAC (Ireland), Series 2022-02A, Class A1, 144A, 3 Month EURIBOR + 2.200% (Cap N/A, Floor 2.200%)	4.642(c)	01/15/36	EUR	250	272,151
PPM CLO Ltd. (Cayman Islands), Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)	5.942(c)	07/15/31		250	247,253
Race Point CLO Ltd. (Cayman Islands), Series 2013-08A, Class AR2, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 1.040%)	5.715(c)	02/20/30		234	232,136
Regatta Funding Ltd. (Cayman Islands), Series 2021-04A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	5.958(c)	01/20/35		250	245,300
Rockford Tower CLO Ltd., Series 2022-02A, Class A1, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)	6.639(c)	07/20/33		250	249,860
Sound Point CLO Ltd. (Cayman Islands), Series 2016-03A, Class AR2, 144A, 3 Month LIBOR + 0.990% (Cap N/A, Floor 0.990%)	5.805(c)	01/23/29		75	74,342
TICP CLO Ltd. (Cayman Islands), Series 2018-03R, Class A, 144A, 3 Month LIBOR + 0.840% (Cap N/A, Floor 0.840%)	5.648(c)	04/20/28		84	84,075
TSTAT Ltd., Series 2022-01A, Class A1, 144A, 3 Month SOFR + 2.300% (Cap N/A, Floor 2.300%)	6.939(c)	07/20/31		242	242,125
Wellfleet CLO Ltd. (Cayman Islands), Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	5.892(c)	07/17/31		250	247,129
					5,300,841
Consumer Loans 0.2%
Oportun Issuance Trust, Series 2022-02, Class A, 144A	5.940	10/09/29		66	65,245

Total Asset-Backed Securities (cost $5,300,134)					5,366,086
Commercial Mortgage-Backed Securities 6.5%
BANK, Series 2022-BNK44, Class A5	5.746(cc)	11/15/55		230	249,521

PGIM ESG Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
CCUBS Commercial Mortgage Trust, Series 2017-C01, Class A3	3.283%(cc)	11/15/50	250	$234,044
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE04, Class F, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)	7.109(c)	05/15/36	100	97,234
CSAIL Commercial Mortgage Trust, Series 2019-C17, Class A4	2.763	09/15/52	250	220,368
DBGS Mortgage Trust, Series 2018-BIOD, Class F, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	6.459(c)	05/15/35	228	219,929
FHLMC Multifamily Structured Pass-Through Certificates, Series K104, Class X1, IO	1.125(cc)	01/25/30	4,923	299,410
GS Mortgage Securities Trust, Series 2019-GSA01, Class A3	2.794	11/10/52	195	173,614
Wells Fargo Commercial Mortgage Trust, Series 2021-C59, Class A4	2.343	04/15/54	200	168,723

Total Commercial Mortgage-Backed Securities (cost $1,674,395)				1,662,843
Corporate Bonds 12.6%
Auto Manufacturers 0.6%
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes	2.400	04/10/28	135	117,663
Sr. Unsec’d. Notes, SOFR + 1.200%	5.361(c)	11/17/23	21	20,989
				138,652
Banks 5.8%
Bank of America Corp., Sr. Unsec’d. Notes, MTN	2.496(ff)	02/13/31	300	255,526
Citigroup, Inc., Sr. Unsec’d. Notes	2.666(ff)	01/29/31	175	150,595
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.383(ff)	07/21/32	150	122,865
HDFC Bank Ltd. (India), Jr. Sub. Notes	3.700(ff)	08/25/26(oo)	200	174,500
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.522(ff)	04/22/31	375	320,746

PGIM ESG Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Mizrahi Tefahot Bank Ltd. (Israel), Sub. Notes, 144A	3.077%(ff)	04/07/31	200	$179,000
Morgan Stanley, Sr. Unsec’d. Notes, MTN	1.794(ff)	02/13/32	325	256,966
				1,460,198
Computers 0.7%
CA Magnum Holdings (India), Sr. Sec’d. Notes	5.375	10/31/26	200	184,000
Electric 1.7%
Commonwealth Edison Co., First Mortgage	2.200	03/01/30	40	34,550
Connecticut Light & Power Co. (The), First Mortgage, Series A	2.050	07/01/31	35	29,462
Kallpa Generacion SA (Peru), Sr. Unsec’d. Notes, 144A	4.125	08/16/27	200	186,913
Light Servicos de Eletricidade SA/Light Energia SA (Brazil), Gtd. Notes	4.375	06/18/26	200	113,850
Puget Energy, Inc., Sr. Sec’d. Notes	2.379	06/15/28	50	44,084
Southern California Edison Co., First Mortgage	2.850	08/01/29	25	22,364
				431,223
Entertainment 0.6%
Warnermedia Holdings, Inc., Gtd. Notes, 144A	3.755	03/15/27	175	163,963
Healthcare-Services 0.2%
Nationwide Children’s Hospital, Inc., Unsec’d. Notes	4.556	11/01/52	60	57,254

PGIM ESG Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	4.908%	07/23/25	125	$124,361
DISH Network Corp., Sr. Sec’d. Notes, 144A	11.750	11/15/27	50	51,856
Gray Television, Inc., Gtd. Notes, 144A	5.875	07/15/26	25	22,921
				199,138
Oil & Gas 1.0%
Aker BP ASA (Norway), Gtd. Notes, 144A	3.100	07/15/31	300	253,779
Pipelines 0.4%
Targa Resources Corp., Gtd. Notes	4.200	02/01/33	125	113,124
Real Estate Investment Trusts (REITs) 0.6%
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, Sr. Sec’d. Notes, 144A	7.875	02/15/25	50	49,336
Welltower OP LLC, Gtd. Notes	2.700	02/15/27	100	91,942
				141,278
Telecommunications 0.1%
Level 3 Financing, Inc., Sr. Sec’d. Notes, 144A	3.400	03/01/27	25	21,653
Water 0.1%
American Water Capital Corp., Sr. Unsec’d. Notes	3.750	09/01/28	25	24,158

Total Corporate Bonds (cost $3,355,916)				3,188,420

PGIM ESG Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bond 0.4%
California
Santa Clara Valley Transportation Authority, Revenue Bonds, BABs (cost $96,722)	5.876%	04/01/32	90	$94,860
Residential Mortgage-Backed Security 0.7%
FHLMC Structured Agency Credit Risk REMIC Trust, Series 2021-DNA01, Class B1, 144A, 30 Day Average SOFR + 2.650% (Cap N/A, Floor 0.000%) (cost $180,676)	6.960(c)	01/25/51	200	185,526
Sovereign Bond 0.4%
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, 144A (cost $101,337)	5.250	11/25/27	100	98,375
U.S. Treasury Obligations 55.2%
U.S. Treasury Notes(k)	2.500	04/30/24	13,445	13,095,220
U.S. Treasury Notes	2.625	05/31/27	930	891,274
U.S. Treasury Notes	2.750	08/15/32	20	18,828

Total U.S. Treasury Obligations (cost $14,392,723)				14,005,322

Total Long-Term Investments (cost $25,101,903)				24,601,432

	Shares
Short-Term Investment 2.5%
Unaffiliated Fund
Dreyfus Government Cash Management (Institutional Shares) (cost $638,948)	638,948	638,948

TOTAL INVESTMENTS 99.4% (cost $25,740,851)		25,240,380
Other assets in excess of liabilities(z) 0.6%		143,038

Net Assets 100.0%		$25,383,418

PGIM ESG Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

EUR—Euro

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
BABs—Build America Bonds
BOA—Bank of America, N.A.
CA—Credit Agricole Securities Inc.
CDX—Credit Derivative Index
CITI—Citibank, N.A.
CLO—Collateralized Loan Obligation
EURIBOR—Euro Interbank Offered Rate
FHLMC—Federal Home Loan Mortgage Corporation
IO—Interest Only (Principal amount represents notional)
LIBOR—London Interbank Offered Rate
MTN—Medium Term Note
OTC—Over-the-counter
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
TD—The Toronto-Dominion Bank

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2023.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at January 31, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
52	2 Year U.S. Treasury Notes	Mar. 2023	$10,693,719	$26,286
8	5 Year U.S. Treasury Notes	Mar. 2023	873,938	7,969
				34,255

PGIM ESG Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Futures contracts outstanding at January 31, 2023 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions:
25	10 Year U.S. Treasury Notes	Mar. 2023	$2,862,891	$(43,971)
1	30 Year U.S. Ultra Treasury Bonds	Mar. 2023	141,750	(2,033)
				(46,004)
				$(11,749)
Forward foreign currency exchange contracts outstanding at January 31, 2023:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 02/02/23	CITI	EUR	493	$537,536	$536,070	$—	$(1,466)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 02/02/23	TD	EUR	493	$523,615	$536,070	$—	$(12,455)
Expiring 03/02/23	CITI	EUR	493	538,529	536,965	1,564	—
				$1,062,144	$1,073,035	1,564	(12,455)
						$1,564	$(13,921)
Credit default swap agreements outstanding at January 31, 2023:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
International Bank for Reconstruction & Development	06/20/23	0.250%(Q)	180	0.190%	$95	$68	$27	BOA

PGIM ESG Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2023: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2023(4)	Value at Trade Date	Value at January 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.38.V2	06/20/27	5.000%(Q)	2,178	3.908%	$17,565	$99,035	$81,470
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).